RESULTS FROM OPERATING ACTIVITIES - Related party transactions (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)
Sibanye stillwater [member] | Other charges [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 0.3	R 0.7	R 1.6
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Gold refining and related charges [Member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 6.9	6.8	4.9
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Sibanye stillwater [member]
Disclosure of transactions between related parties [line items]
Percentage of smelting costs included, consideration given	0.10
Sibanye stillwater [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 105.5	96.7	76.1
Charges to Sibanye-Stillwater	0.0	0.0	(0.2)
Sibanye stillwater [member] | Supply of water and electricity [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	79.2	68.1	50.0
Sibanye stillwater [member] | Gold smelting and related charges [member]
Disclosure of transactions between related parties [line items]
Services rendered by related parties and included in operating costs	R 19.1	R 21.1	R 19.8